Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments And Contingencies Disclosure [Abstract]
Future minimum commitments under non-cancelable agreements

As of December 31, 2020, future minimum commitments under non-cancelable agreements were as follows (in thousands):

	Property Management Costs	Bandwidth Purchases	Cooperation with Phoenix TV Group	Content Purchases	Property and Equipment, and Intangible Assets	Equity Investment	Others	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
2021	7,836	19,582	3,305	15,417	897	18,000	4,001	69,038
2022	2,983	—	1,305	2,624	280	—	311	7,503
2023	37	—	1,305	189	280	—	272	2,083
2024	—	—	—	189	—	—	112	301
2025 and thereafter	—	—	—	—	—	—	239	239
Total	10,856	19,582	5,915	18,419	1,457	18,000	4,935	79,164